Accrued Severance Benefits	12 Months Ended
Dec. 31, 2016
Postemployment Benefits [Abstract]
Accrued Severance Benefits

10. Accrued Severance Benefits

Changes in accrued severance benefits for the years ended December 31, 2014, 2015 and 2016 are as follows:

	2014		2015		2016
	(In millions of Korean Won)
Balance at beginning of year	~~W~~	263	~~W~~	103	~~W~~	123
Provisions for severance benefits		(60)		20		(19)
Severance payments		(100)		—		—

Balance at end of year	~~W~~	103	~~W~~	123	~~W~~	104

In 2005, Gravity introduced a defined contribution pension plan (“Pension Plan”) in accordance with the Employee Benefit Security Act of Korea and entered into a nonparticipating defined contribution insurance contract with a life insurance company. Gravity made contributions of ~~W~~1,227 million, ~~W~~827 million and ~~W~~1,100 million to the plan in 2014, 2015 and 2016, respectively. In 2011, NeoCyon, Inc. also introduced a pension plan and made contributions of ~~W~~569 million, ~~W~~562 million and ~~W~~518 million in 2014, 2015 and 2016, respectively. For the contributions already made, Gravity and NeoCyon will have no legal or constructive obligation to pay further amounts and therefore no severance benefits were accrued. The accrued severance benefits recorded as of December 31, 2016 relate to the other employees who have not been included in a Pension Plan.